Share warrants (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of reserves within equity [line items]
Schedule of Warrant Obligations

The Group has recognised the following warrant obligations (refer Note 20):

Particulars	Public warrants	Private warrants	Total
Balance at April 1, 2023	915	394	1,309
Foreign currency translation	9	5	14
Converted to Public warrants	32	(32)	—
Change in fair value	(398)	(153)	(551)
Balance at April 1, 2024	558	214	772
Foreign currency translation	10	3	13
Converted to Public warrants	78	(78)	—
Change in fair value	(490)	(105)	(595)
Balance at March 31, 2025	156	34	190
Foreign currency translation	8	—	8
Converted to Public warrants	14	(14)	—
Change in fair value	(165)	(19)	(184)
Balance at March 31, 2026 (INR)	13	1	14
Balance at March 31, 2026 (USD)	0	0	0